Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Measurements
Summary of liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values

Liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values, consisted of the following as of December 31, 2020 (in thousands):

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Liabilities:
Advanced subscription agreements	$—	$—	$8,098	$8,098
Derivative liability	—	—	34,982	34,982
Total	$—	$—	$43,080	$43,080

Liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values, consisted of the following as of December 31, 2019 (in thousands):

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Liabilities:
Advanced subscription agreements	$—	$—	$6,992	$6,992
Total	$—	$—	$6,992	$6,992

Summary of roll forward of the aggregate fair value of advanced subscription agreements and derivative liability

The following table provides a roll forward of the aggregate fair value of the Company’s advanced subscription agreements and derivative liability (in thousands):

	Advanced
	Subscription	Derivative
	Agreements	Liability
Balance as of December 31, 2018	$—	$—
Issuances of advanced subscription agreements	6,789	—
Change in estimated fair value	(59)	—
Foreign currency translation loss	262	—
Balance as of December 31, 2019	6,992	—
Initial fair value of derivative liability	—	24,983
Issuances of advanced subscription agreements	348	—
Change in estimated fair value	1,808	8,724
Settlement of advanced subscription agreements into Ordinary shares	(1,396)	—
Foreign currency translation loss	346	1,275
Balance as of December 31, 2020	$8,098	$34,982

Summary of significant unobservable inputs that are included in the valuation of advanced subscription agreements and derivative liability

The following table summarizes the significant unobservable inputs that are included in the valuation of advanced subscription agreements and derivative liability as of December 31, 2020 and 2019:

	December 31, 2020				December 31, 2019
	Input Value or		Weighted		Input Value or		Weighted
Unobservable Inputs	Range		Average(1)		Range		Average(1)
Probability of scenarios:
Qualified financing (Note 12)	20.0%		20.0%		60.0%		60.0%
Non-qualified financing (Note 12)	5.0%		5.0%		5.0%		5.0%
Merger or acquisition	70.0%		70.0%		15.0%		15.0%
Held to maturity	5.0%		5.0%		5.0%		5.0%
Insolvency	0.0%		0.0%		15.0%		15.0%
Timing of scenarios:
Advanced subscription agreements	0.8 – 1.0	years	0.8	years	0.8 – 1.0	years	0.8	years
Derivative liability	0.3	years	0.3	years	Not applicable		Not applicable
Estimated volatility	50.0%		50.0%		20.0%		20.0%
Risk-free rate	0.6%		0.6%		0.6%		0.6%
Discount rate	26.8%		26.8%		22.1%		22.1%
Value of ordinary share	$25.04		$25.04		$5.88		$5.88
(1)	Unobservable inputs were weighted by the relative fair value of the respective liability and the year-end probabilities of the five scenarios.